Tax situation (Details Textual)		1 Months Ended						3 Months Ended				12 Months Ended
	Jan. 02, 2014	Oct. 31, 2018 USD ($)	Oct. 31, 2018 PEN (S/)	Jan. 02, 2017	Dec. 31, 2014	Jul. 17, 2012	Sep. 28, 2011	Jun. 30, 2019 USD ($)	Jun. 30, 2019 PEN (S/)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2013 PEN (S/)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 PEN (S/)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Jun. 27, 2016 USD ($)
Disclosure Of Income Tax Explanatory [Line Items]
Applicable tax rate												32.00%	32.00%	32.00%	32.00%
Income Tax Rate Applicable To Dividends												5.00%	5.00%
Applicable Tax Rate With Respect To Results Obtained																	6.80%	4.10%
Unused tax losses for which no deferred tax asset recognised												$ 458,762,000		$ 398,378,000												S/ 1,550,156,000	S/ 1,346,118,000
Mining royalties												21,526,000		31,217,000		$ 27,611,000							$ 13,200,000	$ 13,200,000	$ 13,200,000
Valuation allowance on deferred income tax asset												24,000,000		51,000,000		386,000,000
Term of agreement of guarantees and measures to promote investments						15 years
Penalties and interest paid to government		$ 165,700,000
Tax payment, Estimate of Possible Loss		$ 274,900,000	S/ 928,900,000
Tax payment based on exchange rates												176,600,000
Tax payment based on estimated due												187,700,000	S/ 596,800,000
Penalties and interest for default tax										$ 8,700,000
Notional amount												275,000,000		275,000,000														$ 275,000,000
Current tax expense (income)												16,928,000		23,837,000		39,444,000
Current tax expense income relating to special mining tax												(28,200,000)		102,600,000		14,900,000
Current tax expense income relating to mining royalties												34,900,000		110,700,000		22,900,000
Current tax expense income relating to statutory retirement fund												1,500,000		10,900,000		2,200,000
Deferred tax expense (income)												9,998,000		(5,825,000)		14,060,000
Tax expense (income), continuing operations												$ (26,926,000)		$ (18,012,000)		$ (53,504,000)
Amount of the assessment, including interest and penalties										$ 15,900,000	S/ 53,700,000
Bottom of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Royalty rate on revenue	1.00%
Top of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Royalty rate on revenue	12.00%
Peruvian government [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Applicable tax rate												32.00%	32.00%
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Applicable tax rate				29.50%								29.50%	29.50%	29.50%	29.50%	28.00%
Maximum mining tax rate on operating profit							12.00%
Mining royalties												$ 1,273,000		$ 3,140,000		$ 3,742,000
Employers contribution rate												0.50%	0.50%
Employees Contribution Rate												0.50%	0.50%
Income and mining tax expense												$ 39,000		29,000		141,000
Term of agreement of guarantees and measures to promote investments												15 years	15 years
Current tax expense (income)												$ 30,368,000		7,026,000		43,127,000
Deferred tax expense (income)												(1,071,000)		0		0
Tax expense (income), continuing operations												29,297,000		7,026,000		43,127,000
Minera Yanacocha SRL and subsidiary [Member] | Special Mining Burden GEM [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Additional income and mining tax expense												8,230,000		3,526,000		6,945,000
Minera Yanacocha SRL and subsidiary [Member] | Special mining tax rate IEM [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Mining tax expense												$ 592,000		$ 1,418,000		$ 3,259,000
Minera Yanacocha SRL and subsidiary [Member] | Special mining tax rate IEM [Member] | Bottom of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Mining tax rate on operating profit												2.00%	2.00%
Minera Yanacocha SRL and subsidiary [Member] | Special mining tax rate IEM [Member] | Top of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Mining tax rate on operating profit												8.40%	8.40%
Minera Yanacocha SRL and subsidiary [Member] | Special mining burden rateGEM [Member] | Bottom of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Mining tax rate on operating profit												4.00%	4.00%
Minera Yanacocha SRL and subsidiary [Member] | Special mining burden rateGEM [Member] | Top of range [member]
Disclosure Of Income Tax Explanatory [Line Items]
Mining tax rate on operating profit												13.12%	13.12%
Minera Yanacocha SRL and subsidiary [Member] | Peruvian government [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Royalty rate on revenue	1.00%						1.00%
Minera Yanacocha SRL and subsidiary [Member] | Fiscal year 2015 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Progressive income tax rate					28.00%
Minera Yanacocha SRL and subsidiary [Member] | Fiscal year 2017 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Progressive income tax rate					27.00%
Minera Yanacocha SRL and subsidiary [Member] | Fiscal year 2019 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Progressive income tax rate					26.00%
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Applicable tax rate												32.00%	32.00%	32.00%	32.00%	32.00%
Mining royalties payable												$ 332,300,000		$ 82,100,000												1,122,900,000	266,300,000
Current tax expense (income)												(325,170,000)		430,974,000		$ 141,153,000
Deferred tax expense (income)												0		(167,541,000)		81,441,000
Tax expense (income), continuing operations												325,170,000		(486,043,000)		$ (263,082,000)
Amount of the assessment, including interest and penalties								$ 280,300,000	S/ 947,200,000			69,300,000	S/ 234,000,000	76,100,000	S/ 254,700,000				$ 89,900,000	S/ 303,800,000	$ 71,300,000	S/ 240,900,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Letters of Credit [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Notional amount												$ 336,600,000		$ 86,500,000												S/ 1,137,400,000	S/ 280,800,000
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Explanatory [Line Items]
Applicable Tax Rate With Respect To Results Obtained														5.00%	5.00%